CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (3,572,108)	$ (56,474)	$ 2,913,646
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,361,211	494,729	53,763
Gain recognized on government subsidy	0	22,883	(45,450)
Amortization on finance fee on bank loan	173,180	0	0
Amortization of intangible assets	33,285	0	0
Loss on warrants	1,565,570	(0)	(0)
Amortization on convertible notes valuation	157,010	0	0
Deferred income tax recovery	(797,096)	0	0
Accretion cost	320,497	(0)	(0)
Impairment loss on intangible assets and goodwill	0	379,165	0
Changes in operating assets and liabilities:
Accounts receivable	(89,812)	202,741	(174,982)
Accounts receivable from related party	113,504	167,550	(272,700)
Inventories	0	842,346	2,686,597
Prepayments and other current assets	(368,129)	(97,322)	(77,657)
Due from related party	99,334	2,114,745	(2,692,545)
Accounts payables	787,029	227,370	37,367
Accrued liabilities	50,206	854,071	114,453
Other tax payable	(401,894)	406,999	877,215
Deferred revenue	849,778	329,113	9,796
Taxes payable	54,354	473,607	1,010,214
Net cash provided by operating activities	335,919	6,361,523	4,439,717
Cash flows from investing activities:
Acquisition of business	0	(471,550)	(151,500)
Acquisition deposit	0	(17,016,884)	(2,378,418)
Purchase of property, plant and equipment	(62,701,573)
Purchase additional shares from NCI	(75,650)	0	(31,808)
Loan advance to related parties	0	425,770	(377,785)
Refund of land deposit	0	52,668	0
Short-term investment	0	(55,860)	0
Loan advance from (to) unrelated parties	123,864	(2,979)	(121,200)
Acquisition deposits	(760,000)	(7,215,396)	0
Net cash used in investing activities	(63,413,359)	(24,284,231)	(3,060,711)
Cash flows from financing activities:
Proceeds from bank loan	22,506	85,909	136,350
Proceeds from mortgage	45,390,000	12,768,000	6,060,000
Finance costs on mortgage	(445,665)	(49,928)	(30,300)
Proceed from private mortgage	6,808,500	0	0
Repayment of other loan	(231,820)	0	0
Proceed from issue of convertible notes	1,115,000	0	0
Proceeds from initial public offering, net of share issuance costs	14,380,467	0	0
Deferred offering costs	0	(451,049)	0
Repayment of mortgage principal	(721,261)	(469,921)	(2,565,470)
Proceeds (Repayment) of shareholder advance	(2,446,085)	5,652,248	(3,995,358)
Net cash provided by (used in) financing activities	63,871,642	17,535,259	(394,778)
Effect of exchange rate changes on cash	(312,010)	6,522	96,528
Net increase (decrease) in cash	482,192	(380,927)	1,080,756
Cash and restricted cash, beginning of the year	809,689	1,190,616	109,860
Cash and restricted cash, end of the year	1,291,881	809,689	1,190,616
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	28,753	0	0
Cash paid for interest	$ 2,538,486	$ 906,398	$ 117,708